INITIAL PUBLIC OFFERING (Details) - $ / shares		12 Months Ended
	Apr. 24, 2020	Dec. 31, 2020
INITIAL PUBLIC OFFERING
Sale of Stock, Number of Shares Issued in Transaction	82,800,000	82,800,000
Additional Purchase of Underwriting Shares		10,800,000
Shares Issued, Price Per Share		$ 10.00
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 11.50